Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	1,275,000
Proposed Maximum Offering Price per Unit	202.61
Maximum Aggregate Offering Price	$ 258,327,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 35,675.06
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
also covers an indeterminate number of additional shares of common stock of AutoNation, Inc. (the “Registrant”) that may be offered and issued under the AutoNation, Inc. 2026 Employee Equity and Incentive Plan to prevent dilution resulting from stock splits, stock distributions or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act based upon the average of the high and low sales prices per share of the Registrant’s common stock reported on the New York Stock Exchange on April 23, 2026.